Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending December 31, 2025 (remaining)	$ 178
2026	1,339
2027	1,571
2028	1,389
2029	1,326
Thereafter	1,486
Total lease payments	7,289
Less: interest	(1,287)
Total	6,002
Less: current portion	(712)	$ (2,357)
Non-current portion	$ 5,290	$ 3,787